Subordinated Hybrid Notes	12 Months Ended
Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Subordinated Hybrid Notes	Subordinated Hybrid Notes

As at	Maturity date	December 31, 2022	December 31, 2021
$300 million subordinated notes, Series 1	11-Jan-2082	$300	$—
$250 million subordinated notes, Series 2	17-Aug-2082	250	—
		$550	$—
Less: debt issuance costs		(6)	—
		$544	$—

On January 11, 2022, AltaGas closed its offering of $300 million of 5.25 percent Fixed-to-Fixed Rate Subordinated Notes, Series 1, due January 11, 2082. The subordinated notes were offered under AltaGas' short form base shelf prospectus dated February 22, 2021, as supplemented by a prospectus supplement dated January 5, 2022.

On August 17, 2022, AltaGas closed its offering of $250 million of 7.35 percent Fixed-to-Fixed Rate Subordinated Notes, Series 2, due August 17, 2082. The subordinated notes were offered under AltaGas' short form base shelf prospectus dated February 22, 2021, as supplemented by a prospectus supplement dated August 4, 2022.
For the year ended December 31, 2022, AltaGas recorded interest expense of $22 million on the subordinated hybrid notes (2021 - $nil).